SUPPLEMENT DATED JANUARY 13, 2025 TO THE FOLLOWING
PROSPECTUSES, INITIAL SUMMARY PROSPECTUSES,
AND UPDATING SUMMARY PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2024

Flexible Premium Variable Universal Life
Market Wealth Plus
New York Life Survivorship Variable Universal Life Accumulator
New York Life Variable Universal Life Accumulator
New York Life Variable Universal Life Accumulator II
New York Life Variable Universal Life Accumulator Plus
NYLIAC Variable Universal Life 2000

TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019
NYLIAC Survivorship Variable Universal Life
NYLIAC Variable Universal Life Provider
TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2014
New York Life Legacy Creator Single Premium Variable Universal Life Insurance
NYLIAC Single Premium Variable Universal Life
New York Lifetime Wealth Variable Universal Life
AND TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2008
NYLIAC Pinnacle Survivorship Variable Universal Life
NYLIAC Pinnacle Variable Universal Life

INVESTING IN THE FOLLOWING SEPARATE ACCOUNT
NYLIAC Variable Universal Life Separate Account-I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement corrects parts of previous supplements. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
The two supplements filed on December 20, 2024 and January 2, 2025, regarding fund additions and substitutions, were erroneously dated January 2, 2024. This supplement hereby corrects the date on those supplements to read “January 2, 2025”.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010